Available- for- Sale Investment Measured at Fair Value on Recurring Basis Using Significant Level 3 Inputs (Detail)	12 Months Ended
Dec. 31, 2013 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value Beginning Balance	¥ 6,285,500
Unrealized loss recognized in other comprehensive income	(16,600)
Impairment losses included in earnings	(6,268,900)
Fair Value Ending Balance	¥ 0